Investments Accounted for Using the Equity Method - Summary of Investments in joint ventures Accounted for using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of joint ventures [line items]
Carrying Amount	$ 279,702	$ 180,494	$ 9,351
ASE Embedded Electronics Inc. [member]
Disclosure of joint ventures [line items]
Main Business	Engaged in the production of embedded substrate
Operating Location	R.O.C.
Carrying Amount		$ 180,494
percentages of ownership		51.00%
SUMA-USI Electronics Co., Ltd [member]
Disclosure of joint ventures [line items]
Main Business	Engaged in the design and production of electronic products
Operating Location	China
Carrying Amount	$ 279,702		$ 9,351
percentages of ownership	49.00%